Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Intermediate Bond Portfolio
Entity Central Index Key	0000002646
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000023849
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class ADV
Trading Symbol	IIBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
AssetsNet	$ 918,141,152
Holdings Count | Holding	1,878
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$918,141,152 # of Portfolio Holdings1,878 Portfolio Turnover Rate62%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.8%
Municipal Bonds	0.2%
Sovereign Bonds	1.5%
U.S. Treasury Obligations	5.8%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.2%
Collateralized Mortgage Obligations	15.5%
Mutual Funds	17.9%
U.S. Government Agency Obligations	19.1%
Corporate Bonds/Notes	21.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.6%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.1%
United States Treasury Notes, 4.250%, 05/15/35	1.8%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.7%
United States Treasury Notes, 4.000%, 06/30/32	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
LCM 26 Ltd. - Class A2, 5.781%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 08/20/55	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

C000028784
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class I
Trading Symbol	IPIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 918,141,152
Holdings Count | Holding	1,878
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$918,141,152 # of Portfolio Holdings1,878 Portfolio Turnover Rate62%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.8%
Municipal Bonds	0.2%
Sovereign Bonds	1.5%
U.S. Treasury Obligations	5.8%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.2%
Collateralized Mortgage Obligations	15.5%
Mutual Funds	17.9%
U.S. Government Agency Obligations	19.1%
Corporate Bonds/Notes	21.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.6%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.1%
United States Treasury Notes, 4.250%, 05/15/35	1.8%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.7%
United States Treasury Notes, 4.000%, 06/30/32	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
LCM 26 Ltd. - Class A2, 5.781%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 08/20/55	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

C000028785
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class S
Trading Symbol	IPISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 918,141,152
Holdings Count | Holding	1,878
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$918,141,152 # of Portfolio Holdings1,878 Portfolio Turnover Rate62%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.8%
Municipal Bonds	0.2%
Sovereign Bonds	1.5%
U.S. Treasury Obligations	5.8%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.2%
Collateralized Mortgage Obligations	15.5%
Mutual Funds	17.9%
U.S. Government Agency Obligations	19.1%
Corporate Bonds/Notes	21.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.6%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.1%
United States Treasury Notes, 4.250%, 05/15/35	1.8%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.7%
United States Treasury Notes, 4.000%, 06/30/32	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
LCM 26 Ltd. - Class A2, 5.781%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 08/20/55	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

C000074893
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class S2
Trading Symbol	IIBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 918,141,152
Holdings Count | Holding	1,878
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$918,141,152 # of Portfolio Holdings1,878 Portfolio Turnover Rate62%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.8%
Municipal Bonds	0.2%
Sovereign Bonds	1.5%
U.S. Treasury Obligations	5.8%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.2%
Collateralized Mortgage Obligations	15.5%
Mutual Funds	17.9%
U.S. Government Agency Obligations	19.1%
Corporate Bonds/Notes	21.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.6%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.1%
United States Treasury Notes, 4.250%, 05/15/35	1.8%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.7%
United States Treasury Notes, 4.000%, 06/30/32	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
LCM 26 Ltd. - Class A2, 5.781%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 08/20/55	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%